Stock Options Activity (Detail) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Number of Shares
Outstanding at beginning of period	3,414,227	3,175,567
Options granted	495,200	322,200
Options exercised	(362,666)	(66,540)
Options canceled or expired	(5,334)	(17,000)
Outstanding at end of period	3,541,427	3,414,227	3,175,567
Vested or expected to vest at end of period	3,541,427	3,416,227
Exercisable at end of period	2,802,318	3,151,353
Weighted average exercise price
Outstanding at beginning of period	$ 0.66	$ 0.61
Options granted	$ 1.63	$ 1.42
Options exercised	$ 0.54	$ 0.47
Options canceled or expired	$ 1.49	$ 1.37
Outstanding at end of period	$ 0.84	$ 0.66	$ 0.61
Vested or expected to vest at end of period	$ 0.84	$ 0.69
Exercisable at end of period	$ 0.65	$ 0.58
Weighted average contractual life
Options granted	6 years 2 months 12 days	6 years 3 months 18 days
Options exercised	2 years 10 months 24 days	3 years
Options canceled or expired	8 years 10 months 24 days	7 years 10 months 24 days
Outstanding at end of period	4 years 9 months 18 days	4 years 4 months 24 days	5 years
Exercisable at end of period	3 years 7 months 6 days	3 years 10 months 24 days